RELATED PARTIES BALANCES AND TRANSACTIONS - Related parties with transactions and related party relationships (Details)	Mar. 31, 2025
Related party | Jianbiao Dai | Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	80.00%